RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

The Company is provided office space by one of the officers and directors at no charge. The Company believes that this office space is sufficient for its needs for the foreseeable future.

On January 11, 2023, the Company entered into a convertible promissory note with Mike Zaman in the amount of $1,100 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $1,100.

On January 23, 2023, the Company entered into a convertible promissory note with Mike Zaman Irrevocable Trust in the amount of $2,500 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $2,500.

On January 31, 2023, the Company entered into a convertible promissory note with Mike Zaman Irrevocable Trust in the amount of $1,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $1,000.

On February 14, 2023, the Company entered into a convertible promissory note with Mike Zaman Irrevocable Trust in the amount of $10,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $10,000.

On March 23, 2023, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $18,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $18,000.

On May 08, 2023, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $5,800 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $5,800.

On June 02, 2023, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $2,500 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $2,500.

On June 20, 2023, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $3,000 at an interest rate of 12%. As of June 30, 2023, the principal balance on this note was $3,000.

The Company periodically advanced operating funds from related parties with convertible notes payable. As of June 30, 2023, total convertible notes and non-convertible notes from related parties were $38,800 and $30,900 respectively. The Company periodically advanced funds to cover account payables by direct payment of the account payables from related parties.

NOTE 8 – RELATED PARTY TRANSACTIONS

The Company is provided office space by one of the officers and directors at no charge. The Company believes that this office space is sufficient for its needs for the foreseeable future.

On February 28, 2022, the Company entered into a promissory note with Willy A. Saint-Hilaire in the amount of $4,500 at an interest rate of 0%. On September 15, 2022, the interest for the note was amended to 12%. As of December 31, 2022, the principal balance on this note was $4,500.

On March 13, 2022, the Company entered into a Services Agreement with American Video Teleconferencing Corp (AVOT) to provide accounting services. The Company was compensated $2,000 for the services rendered.

On March 18, 2022, American Video Teleconferencing Corp. paid the Company $150 for press release services.

On April 7, 2022, the Company entered into a promissory note with Jamie Hadfield in the amount of $10,000 at an interest rate of 12%. As of December 31, 2022, the principal balance on this note was $10,000.

On September 9, 2022, the Company entered into a promissory note with Mohammad Sadrolashrafi in the amount of $5,000 at an interest rate of 12%. On October 21, 2022, the note was converted into shares of Company stock. As of December 31, 2022, the principal balance on this note was $0.00. The note was converted within the terms of the agreement and no gain or loss was recorded.

On October 21, 2022, Mohammad Sadrolashrafi purchased 10,000 shares of common stock at $0.50 per share at a purchase price of $5,000.

On October 31, 2022, A promissory note that the Company entered into on April 22, 2021, with Shahram Khial in the amount of $3,500 at an interest rate of 12%. On November 2, 2022 the note was converted into shares of Company stock. As of December 31, 2022, the principal balance on this note was $0.00. The note was converted within the terms of the agreement and no gain or loss was recorded.

On November 2, 2022, Shahram Khial purchased 10,000 shares of common stock at $0.50 per share at a purchase price of $5,000.

On November 17, 2022, the Company entered into a promissory note with Mohammad Sadrolashrafi in the amount of $5,000 at an interest rate of 12%. As of December 31, 2022, the principal balance on this note was $2,000

On December 25, 2022, the Company entered into a promissory note with Mike Zaman Irrevocable Trust in the amount of $2,000 at an interest rate of 12%. As of December 31, 2022, the principal balance on this note was $2,000.